Merger, Acquisitions and Discontinued Operations - Schedule of discontinued operation line items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue			$ 1,911
Cost of earned revenue, excluding depreciation			1,626
Operating expenses			1,610
Interest and other expenses, net			3,060
Gain on abandonment			(4,253)
Income tax benefit			(1,219)
Net income from discontinued operations	$ 0	$ 0	1,087
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used in operating activities			(15,539)
Net cash provided by investing activities			82
Net cash provided by financing activities			$ 15,664